Commitments and Contingencies - Summary of Guarantees Received from Financial Institutions (Detail) - Dec. 31, 2022 $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 2,319,939	$ 109,645
Guarantee for payment in korean currency [member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	4,000
Guarantee for payment in korean currency [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	5,200
Comprehensive Credit Line and Others [Member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	3,100	10,300
Guarantee for payment in foreign currency [member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		273
Guarantee for payment in foreign currency [member] | Kookmin Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		6,484
Guarantee for payment in foreign currency [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		7,000
Guarantee For Payment In Korean Currency And Others [Member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	36,298
Guarantee For Payment In Foreign Currency And Others [Member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		77,837
Refund guarantee for advances received [Member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		6,880
Guarantees for depositions [Member] | H S B C [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		$ 871
Performance Guarantee And Others [Member] | Seoul Guarantee Insurance Company [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	783,247
Performance Guarantee And Others [Member] | Korea Software Financial Cooperative [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	1,445,072
Performance Guarantee And Others [Member] | Korea Specialty Contractor Financial Cooperative [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	531
Performance Guarantee And Others [Member] | Korea Housing Finance Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	14,464
Performance Guarantee And Others [Member] | Information & Communication Financial Cooperative [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 28,027